EMPLOYEE BENEFIT PLANS AND POSTRETIREMENT BENEFITS - Net Periodic Benefit Cost (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Pension
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost	$ 6	$ 7	$ 19	$ 21
Interest cost	18	17	54	53
Expected return on assets	(27)	(26)	(84)	(80)
Amortization of:
Prior service credit	0	0	(1)	0
Actuarial loss	18	21	56	64
Other	0	0	0	3
Net periodic benefit cost	15	19	44	61
Healthcare
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost	1	2	4	5
Interest cost	5	9	19	27
Expected return on assets	(1)	(1)	(5)	(5)
Amortization of:
Prior service credit	(31)	(1)	(52)	(2)
Actuarial loss	2	1	5	4
Other	0	0	0	0
Net periodic benefit cost	(24)	10	(29)	29
Other
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost	3	3	11	10
Interest cost	1	1	2	2
Expected return on assets	0	0	0	0
Amortization of:
Prior service credit	1	0	1	0
Actuarial loss	0	0	1	1
Other	0	0	0	0
Net periodic benefit cost	$ 5	$ 4	$ 15	$ 13